Share-based Payments - Additional Information (Details) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2022 GBP (£) yr shares Plan	Jun. 30, 2021 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | £	£ 1.2	£ 1.8	£ 2.7	£ 3.6
Number of equity settled share-based payment plans | Plan			6
Maximum [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Maximum [member] | Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Maximum [member] | Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares			1,115,925	1,501,663